Key management personnel disclosures - Summary of compensation made to directors and other members of key management personnel (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related party transactions [abstract]
Short-term employee benefits	$ 1,962,563	$ 3,148,514	$ 2,589,088
Post-employment benefits	72,784	149,626	115,950
Share-based payments	353,437	1,045,860	1,559,930
Key management personnel compensation	$ 2,388,784	$ 4,344,000	$ 4,264,968